(ICON)

Prudential
Jennison
Growth &
Income
Fund

SEMI
ANNUAL
REPORT

March 31, 1997

(LOGO)

Prudential Jennison Growth & Income Fund
A Series of the Prudential Jennison Series Fund, Inc.

Performance At A Glance.

Led by large companies, stocks continued their record bull market late in 1996 and into early 1997. In late March stocks began to falter as the prospect of rising interest rates and slowing corporate earnings growth made many investors wonder how long the market could continue to reach record highs. During the period, the Prudential Jennison Growth & Income Fund produced returns which were competitive with the average growth and income fund, as measured by
Lipper Analytical Services.

Cumulative Total Returns1                  As of 3/31/97

                                         Since
Since
                                       Inception2
Inception2
                                 (Without Sales Charge)
(With Sales Charge)
Class A                                   4.5%
-0.8%
Class B                                   4.2
-0.8
Class C                                   4.2
3.2
Class Z                                   4.8
4.8
Lipper Growth & Income Avg3               4.0
N/A

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investorOs shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund Management and Lipper
Analytical Services.
The Fund charges a maximum front-end sales load of 5% for Class A shares. Class
B shares are subject to a declining contingent deferred sales charge (CDSC) of
5%, 4%, 3%, 2%, 1% and 1% for six years. Class C shares have a 1% CDSC for one year. Class B shares will automatically convert to Class A shares on a quarterly basis after approximately seven years. Class Z shares are not subject to a sales charge or a distribution fee. No average annual total returns are shown because the Fund has been in operation for less than one year.

2Inception date: 11/7/96 for Class A, Class B, Class C and
Class Z shares.

3These are the average returns of 616 funds in the growth and income category since inception of the Fund, as determined by Lipper
Analytical Services.

How Investments Compared.
    (As of 3/31/97)
        (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk.
The greater the
risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Taxable Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Bradley Goldberg, Fund Manager         (PICTURE)

Portfolio
Manager's Report

The Prudential Jennison Growth & Income Fund invests primarily in common stocks of established companies with growth prospects believed to be largely unrecognized by the market. It is hoped that by combining a focus on earnings growth with a valuation discipline, the Fund can capture strong total investment returns. There can be no assurance that the Fund will achieve its investment objective.

Strategy Session.
------------------------------------------------------------
-------------------
In selecting securities for your new Fund, we look for a good earnings growth outlook over the next two years in stocks that are also selling at low valuations when compared to the market. As a result, the companies in the portfolio are enjoying good earnings growth while their stocks are selling at prices relatively below those of the stocks of the market in general.

The opening of your Fund last November coincided with the U.S. stock market setting all-time highs. At the same time, we also began to see signs that corporate earnings growth was slowing. Given such conditions, we took our time buying the initial stocks for your Fund. We were defensive because we were concerned that many stocks might be overpriced.

We believe this strategy of buying established companies with strong growth prospects at reasonable prices will benefit shareholders, particularly at a time when many are concerned about the high level of prices in the stock market in general.

Growth With Value.
We focus on earnings growth while we also look for companies that we believe are underappreciated by the market. For example, we have significant investments in the basic materials industry, believing that these cyclically sensitive industrial commodities are poised to participate in worldwide growth.

     Portfolio Breakdown.
 Expressed as a percentage of
total investments as of 3/31/97.
           (GRAPH)

What Went Well.
------------------------------------------------------------
-------------------
We Had Some Winners.
Several of our stocks performed exceptionally well during the period. We found them in a variety of different industries, they had one thing in common -- all were experiencing strong corporate earnings growth.

- Delta Airlines benefited from the recent boom in the domestic airline industry, recently reporting earnings above Wall Street expectations.

- The New York Times continued to execute its operating strategy well. Earnings received a boost from increased advertising lineage and rates combined with reductions in newsprint costs.

- CIGNA, the insurance and financial services company, also exceeded earnings expectations. Its ongoing restructuring is on target, with all sectors of the business on or ahead of plan.

And Great Expectations.
We have high hopes for the basic materials industry. The global economy is gaining strength, and we believe that some of the more cyclically sensitive industrial commodities are very well positioned to participate in this growth.
So, we now hold a larger than market share in basic materials, including such com-panies as Reynolds Metals, Boise Cascade and Newmont
Mining.

And Not So Well.
------------------------------------------------------------
-------------------
Not all earnings news has been good, however. Computer giant
IBM suffered
during the period due to investor nervousness about the level of first quarter earnings.

The energy sector, including our holdings in Anadarko
Petroleum, did not
perform as well as we had hoped in a period of falling energy prices.

Despite these setbacks, we continue to hold these stocks because we like their prospects for growth.

Five Largest Holdings.

4.0%  CIGNA
      Insurance

3.2%  General Motors
      Automobiles and Trucks

2.6%  IBM
      Computer Systems

2.5%  Westinghouse
      Electrical Equipment

2.5%  Delta Airlines
      Airlines

Expressed as a percentage of total investments as of 3/31/97.

Looking Ahead.
------------------------------------------------------------
-------------------
We are maintaining our relatively defensive posture because of current valuation concerns. We are pleased with the earnings growth and valuation of the portfolio and we will continue to invest opportunistically in stocks of established companies with good growth prospects and attractive valuations.

President's Letter
May 14, 1997
------------------------------------------------------------
-----------
(PICTURE)

                         We're On Your Side

Dear Shareholder:

The past few months were mixed for most U.S. stock and bond investors. The recent news was good: The Dow Jones Industrial Average set several record highs in May and long-term interest rates were easing. The average stock and bond mutual fund finished the four-month period ending in April in positive territory. It was a different story only a few weeks earlier when the Dow declined significantly from another record high set in mid-March, and long-term interest rates were at the highest levels in six months.

The reasons behind these recent market swings have been widely publicized -- higher interest rates and inflationary pressures. And while we are watching market developments closely, we are also very concerned about you and how you're dealing with events. We realize that staying the course during times of market uncertainty isn't easy. Here are some thoughts that may help:

- Keep Your Expectations Realistic. The best investors know that financial markets rise and fall -- and so too, will the value of their investments.
  Over time, however, stocks have been shown to produce very attractive returns that were well ahead of inflation.

- Remember Your Time Horizon. If your investment goals are long term (several years or more), your time horizon should also be long term. During this period, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

- We're On Your Side. Your Prudential Securities Financial
Advisor or
  Prudential Registered Representative can help you understand what's happening in the financial markets. They can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-term goals. Call him or her today.

Thank you for your continued confidence in Prudential mutual funds. We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as of       PRUDENTIAL JENNISON
SERIES FUND, INC.
March 31, 1997                       PRUDENTIAL JENNISON
GROWTH &
(Unaudited)                          INCOME FUND
------------------------------------------------------------
------------------------------------------------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--81.0%
COMMON STOCKS--81.0%
------------------------------------------------------------
Aerospace/Defense--2.6%
   4,400     Boeing Co.                            $
433,950
  34,600     General Motors Corp., Class H
1,877,050
                                                   ---------
---

2,311,000
------------------------------------------------------------
Airlines--2.5%
  26,300     Delta Airlines, Inc.
2,212,487
------------------------------------------------------------
Aluminum--2.4%
  34,300     Reynolds Metals Co.
2,126,600
------------------------------------------------------------
Automobiles & Trucks--3.2%
  50,200     General Motors Corp.
2,779,825
------------------------------------------------------------
Banking--4.5%
  11,700     Chase Manhattan Corp.
1,095,412
  19,100     Fleet Financial Group, Inc.
1,093,475
 136,600     Hibernia Corp., Class A
1,792,875
                                                   ---------
---

3,981,762
------------------------------------------------------------
Building & Related Industries--0.8%
  15,800     York International Corp.
661,625
------------------------------------------------------------
Business Services--4.0%
  38,500     CUC International, Inc. (a)
866,250
  21,800     Manpower, Inc.
784,800
  63,000     Ryder System, Inc.
1,842,750
                                                   ---------
---

3,493,800
------------------------------------------------------------
Cellular Communications--0.7%
  13,300     Vodafone Group PLC (ADR) (United
                Kingdom)
586,863
Commercial Services--1.5%
  64,300     Ogden Corp.                           $
1,358,338
------------------------------------------------------------
Computer Systems/Peripherals--5.5%
  22,300     Hewlett-Packard Co.
1,187,475
  92,400     Intergraph Corp. (a)
716,100
  16,400     International Business Machines
                Corp.
2,252,950
 107,400     Unisys Corp. (a)
684,675
                                                   ---------
---

4,841,200
------------------------------------------------------------
Electrical Equipment--2.5%
 124,700     Westinghouse Electric Corp.
2,213,425
------------------------------------------------------------
Hotels--1.2%
  42,300     Hilton Hotels Corp.
1,025,775
------------------------------------------------------------
Industrial Technology/Instruments--2.8%
  38,600     Millipore Corp.
1,635,675
  17,100     Symbol Technologies, Inc. (a)
825,075
                                                   ---------
---

2,460,750
------------------------------------------------------------
Insurance--4.0%
  24,200     CIGNA Corp.
3,536,225
------------------------------------------------------------
Machinery--1.9%
  17,200     Case Corp.
872,900
  10,000     Caterpillar, Inc.
802,500
                                                   ---------
---

1,675,400
------------------------------------------------------------
Manufacturing--0.8%
  19,200     Kennametal, Inc.
696,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of       PRUDENTIAL JENNISON
SERIES FUND, INC.
March 31, 1997                       PRUDENTIAL JENNISON
GROWTH &
(Unaudited)                          INCOME FUND
------------------------------------------------------------
------------------------------------------------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
Mining--3.4%
  33,300     Asarco, Inc.                          $
936,562
  54,300     Newmont Mining Corp.
2,104,125
                                                   ---------
---

3,040,687
------------------------------------------------------------
Office Equipment & Supplies--1.3%
  20,900     Xerox Corp.
1,188,688
------------------------------------------------------------
Oil/Petroleum Services--9.1%
  29,200     Amerada Hess Corp.
1,547,600
  30,700     Anadarko Petroleum Corp.
1,723,037
  72,600     Dresser Industries, Inc.
2,196,150
  67,400     Union Pacific Resources Group, Inc.
1,802,950
  28,500     YPF Sociedad Anonima (ADR)
                (Argentina)
755,250
                                                   ---------
---

8,024,987
------------------------------------------------------------
Paper & Forest Products--2.7%
  42,100     Boise Cascade Corp.
1,284,050
  24,100     Champion International Corp.
1,096,550
                                                   ---------
---

2,380,600
------------------------------------------------------------
Pharmaceuticals--2.7%
  37,600     Pharmacia & Upjohn, Inc.
1,377,100
   5,300     Smithkline Beecham PLC (ADR)
                (United Kingdom)
371,000
  15,100     Vertex Pharmaceuticals, Inc. (a)
611,550
                                                   ---------
---

2,359,650
------------------------------------------------------------
Publishing--7.5%
  40,800     American Greetings Corp., Class A
1,303,050
  36,500     McGraw-Hill Companies, Inc.
1,866,062
  37,100     New York Times Co., Class A           $
1,637,038
  43,700     Tribune Co.
1,769,850
                                                   ---------
---

6,576,000
------------------------------------------------------------
Railroads--0.6%
   9,700     Union Pacific Corp.
550,475
------------------------------------------------------------
Retail--2.3%
 112,500     The Limited, Inc.
2,067,188
------------------------------------------------------------
Specialty Chemicals--7.2%
  21,800     Betzdearborn, Inc.
1,376,125
  49,500     Dexter Corp.
1,491,187
  89,800     Engelhard Corp.
1,885,800
  20,200     Minerals Technologies, Inc.
671,650
  20,900     Morton International, Inc.
883,025
                                                   ---------
---

6,307,787
------------------------------------------------------------
Steel & Metals--2.3%
  76,600     J & L Specialty Steel, Inc.
919,200
  42,100     USX-U.S. Steel Group, Inc.
1,120,913
                                                   ---------
---

2,040,113
------------------------------------------------------------
Telecommunications--1.0%
  24,600     MCI Communications Corp.
876,375
                                                   ---------
---
             Total long-term investments
                (cost $70,500,723)
71,373,625
                                                   ---------
---

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of       PRUDENTIAL JENNISON
SERIES FUND, INC.
March 31, 1997                       PRUDENTIAL JENNISON
GROWTH &
(Unaudited)                          INCOME FUND
------------------------------------------------------------
------------------------------------------------------------

             Principal
Moody's      Amount
Rating       (000)        Description          Value (Note
1)
------------------------------------------------------------
--
SHORT-TERM INVESTMENTS--19.1%
COMMERCIAL PAPER--8.9%
P1           $   2,279    Chevron Oil Finance
                            Co.,
                            6.00%, 4/1/97          $
2,279,000
A1               4,094    Ford Motor Credit Co.,
                            5.50%, 4/11/97
4,094,000
Aaa              1,500    General Electric
                            Capital Corp.,
                            5.53%, 4/18/97
1,500,000
                                                   ---------
---
                          Total commercial paper
                            (cost $7,873,000)
7,873,000
                                                   ---------
---
U.S. GOVERNMENT SECURITIES--10.2%
                          United States Treasury
                            Bills
                 8,000(b) 4.94%, 4/3/97
7,997,805
                 1,000    5.20%, 4/3/97
999,711
                                                   ---------
---
                          Total U.S. government
                            securities
                            (cost $8,997,516)
8,997,516
                                                   ---------
---
                          Total short-term
                            investments
                            (cost $16,870,516)
16,870,516
                                                   ---------
---
------------------------------------------------------------
Total investments before short sales--100.1%
                          (cost $87,371,239; Note
                            4)
88,244,141
                                                   ---------
---
COMMON STOCKS SOLD SHORT(a)--(3.7%)
------------------------------------------------------------
Beverages--(1.1%)
(18,400)                  Coca-Cola Co.            $
(1,025,800)
------------------------------------------------------------
Electrical Equipment--(1.2%)
(10,400)                  General Electric Co.
(1,032,200)
------------------------------------------------------------
Household & Personal Care Products--(1.4%)
(10,700)                  Procter & Gamble Co.
(1,227,825)
                                                   ---------
---
                          Total common stocks
                            sold short (proceeds
                            at cost $3,503,413)
(3,285,825)
                                                   ---------
---
-------------------------------------------------
Total investments, net of short sales--96.4%
84,958,316
                          Other assets in excess
                            of liabilities--3.6%
3,192,442
                                                   ---------
---
                          Net Assets--100%         $
88,150,758
                                                   ---------
---
                                                   ---------
---

---------------
(a) Non-income producing security.
(b) $3,500,000 of principal amount pledged as collateral for short sales.
ADR--American Depository Receipt.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

                                         PRUDENTIAL
JENNNISON SERIES FUND, INC.
Statement of Assets and Liabilities      PRUDENTIAL JENNISON
GROWTH &
(Unaudited)                              INCOME FUND
------------------------------------------------------------
-------------------

Assets
March 31, 1997
Investments, at value (cost
$87,371,239)................................................
 ...................       $ 88,244,141
Deposits with broker for securities sold
short.......................................................
 ......          3,503,413
Receivable for Fund shares
sold........................................................
 ....................            793,178
Receivable for investments
sold........................................................
 ....................            792,275
Dividends and interest
receivable..................................................
 ........................            106,324
Deferred expenses and other
assets......................................................
 ...................             75,690

--------------
   Total
assets......................................................
 ......................................         93,515,021

--------------
Liabilities
Investments sold short, at value (proceeds
$3,503,413).................................................
 ....          3,285,825
Payable for investments
purchased...................................................
 .......................          1,396,025
Payable for Fund shares
reacquired..................................................
 .......................            448,482
Accrued expenses and other
liabilities.................................................
 ....................            129,319
Distribution fees
payable.....................................................
 .............................             59,440
Management fee
payable.....................................................
 ................................             45,172

--------------
   Total
liabilities.................................................
 ......................................          5,364,263

--------------
Net
Assets......................................................
 ...........................................       $
88,150,758

--------------

--------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ...........................       $      8,451
   Paid-in capital in excess of
par.........................................................
 ...............         85,846,137

--------------

85,854,588
   Undistributed net investment
income......................................................
 ...............              6,251
   Accumulated net realized gain on
investments.................................................
 ...........          1,199,429
   Net unrealized appreciation on investments and short
sales..............................................
1,090,490

--------------
Net assets, March 31,
1997........................................................
 .........................       $ 88,150,758

--------------

--------------
Class A:
   Net asset value and redemption price per share
      ($23,820,383 / 2,280,786 shares of common stock issued
and outstanding)..............................
$10.44
   Maximum sales charge (5.0% of offering
price)......................................................
 .....                .55

--------------
   Maximum offering price to
public......................................................
 ..................             $10.99

--------------

--------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($58,722,132 / 5,632,560 shares of common stock issued
and outstanding)..............................
$10.43

--------------

--------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($5,445,098 / 522,306 shares of common stock issued
and outstanding).................................
$10.43

--------------

--------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($163,145 / 15,573 shares of common stock issued and
outstanding)....................................
$10.48

--------------

--------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

PRUDENTIAL JENNISON SERIES FUND, INC.
PRUDENTIAL JENNISON GROWTH &
INCOME FUND
Statement of Operations (Unaudited)
------------------------------------------------------------

                                          November 7,
1996(a)
                                                Through
Net Investment Income                        March 31, 1997
Income
   Dividends (net of foreign
      withholding taxes of $1,026).....        $  435,538
   Interest and discount earned........           381,888
                                              -----------
      Total income.....................           817,426
                                              -----------
Expenses
   Distribution fee--Class A...........            22,769
   Distribution fee--Class B...........           192,287
   Distribution fee--Class C...........            19,963
   Management fee......................           182,116
   Registration fees...................            68,000
   Transfer agent's fees and
      expenses.........................            47,000
   Legal fees and expenses.............            47,000
   Reports to shareholders.............            44,000
   Custodian's fees and expenses.......            35,000
   Audit fees and expenses.............            10,000
   Directors' fees.....................             5,000
   Miscellaneous.......................             2,603
                                              -----------
      Total expenses...................           675,738
                                              -----------
Net investment income..................           141,688
                                              -----------
Realized and Unrealized Gain
on Investments
Net realized gain on investment
   transactions........................         1,199,429
                                              -----------
Net unrealized appreciation on:
   Investments.........................           872,902
   Short sales.........................           217,588
                                              -----------
                                                1,090,490
                                              -----------
Net gain on investments................         2,289,919
                                              -----------
Net Increase in Net Assets Resulting
from Operations........................        $2,431,607
                                              -----------
                                              -----------

---------------
(a) Commencement of investment operations.

PRUDENTIAL JENNISON SERIES FUND, INC.
PRUDENTIAL JENNISON GROWTH &
INCOME FUND
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                          November 7,
1996(a)
Increase (Decrease)                             Through
in Net Assets                                March 31, 1997
Operations
   Net investment income...............       $    141,688
   Net realized gain on investments....          1,199,429
   Net unrealized appreciation of
      investments......................          1,090,490
                                          ------------------
--
   Net increase in net assets resulting
      from operations..................          2,431,607
                                          ------------------
--
Dividends from net investment income
   Class A.............................            (59,278)
   Class B.............................            (68,649)
   Class C.............................             (7,510)
                                          ------------------
--
                                                  (135,437)
                                          ------------------
--
Fund share transactions (net of share
   conversion) (Note 5)
   Net proceeds from shares sold.......         93,572,144
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions....................            124,907
   Cost of shares reacquired...........         (7,842,563)
                                          ------------------
--
   Net increase in net assets from Fund
      share transactions...............         85,854,488
                                          ------------------
--
Total increase.........................         88,150,658
Net Assets
Beginning of period....................                100
                                          ------------------
--
End of period..........................       $ 88,150,758
                                          ------------------
--
                                          ------------------
--

---------------
(a) Commencement of investment operations.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

                                          PRUDENTIAL
JENNISON SERIES FUND, INC.
Notes to Financial Statements             PRUDENTIAL
JENNISON GROWTH &
(Unaudited)                               INCOME FUND
------------------------------------------------------------
-------------------
Prudential Jennison Growth & Income Fund (the 'Series') is a
separately managed
series of Prudential Jennison Series Fund, Inc., formerly
Prudential Jennison
Fund, Inc. (the 'Fund'). The Fund was incorporated in
Maryland on August 10,
1995 and is registered under the Investment Company Act of
1940 as a
diversified, open-end management investment company.
Investment operations
commenced on November 7, 1996.
The Series' investment objective is to achieve long-term
growth of capital and
income, with current income as a secondary objective. The
Series seeks to
achieve its objectives by investing primarily in common
stocks of established
companies with growth prospects believed to be
underappreciated by the market.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Series in the preparation of its financial statements. Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last
sales price on the day
of valuation, or, if there was no sale on such day, at the
average of readily
available closing bid and asked prices on such day as
provided by a pricing
service. Securities that are actively traded in the over-the-
counter market,
including listed securities for which the primary market is
believed to be
over-the-counter, are valued by an independent pricing
service. Convertible debt
securities that are actively traded in the over-the-counter
market, including
listed securities for which the primary market is believed
to be
over-the-counter, are valued at the average of the most
recently quoted bid and
asked prices provided by a principle market maker or dealer.
Options on
securities and indices traded on an exchange are valued at
the average of the
most recently quoted bid and asked prices provided by the
respective exchange.
Futures contracts and options thereon are valued at the last sales price as of
the close of business of the exchange. Securities for which
market quotations
are not readily available are valued at fair value as
determined in good faith
by or under the direction of the Board of Directors of the
Fund.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
All securities are valued as of 4:15 p.m., New York time. Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains or losses on
sales of securities are
calculated on the identified cost basis. Dividend income is
recorded on the
ex-dividend date; interest income is recorded on the accrual basis. Expenses are
recorded on the accrual basis which may require the use of
certain estimates by
management.
Net investment income, other than distribution fees, and
realized and unrealized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Short Sales: The Series may sell a security it does not own
in anticipation of a
decline in the market value of that security (short sale).
When the Fund makes a
short sale, it must borrow the security sold short and
deliver it to the
broker-dealer through which it made the short sale as
collateral for its
obligation to deliver the security upon conclusion of the
sale. The Fund may
have to pay a fee to borrow the particular security and may
be obligated to pay
over any payments received on such borrowed securities. A
gain, limited to the
price at which the Fund sold the security short, or a loss,
unlimited in
magnitude, will be recognized upon the termination of a
short sale if the market
price at termination is less than or greater than,
respectively, the proceeds
originally received.
Dividends and Distributions: The Series expects to pay
dividends of net
investment income, if any, semi-annually and to make
distributions of any net
capital gains at least annually. Dividends and distributions are recorded on the
ex-dividend date. Income distributions and capital gain
distributions are
determined in accordance with income tax regulations which
may differ from
generally accepted accounting principles.
Taxes: It is the Series' policy to meet the requirements of
the Internal Revenue
Code applicable to regulated investment companies and to
distribute all of its
taxable net income to its shareholders. Therefore, no
federal income tax
provision is required.
Withholding taxes on foreign dividends have been provided
for in accordance with
the Series' understanding of the applicable country's tax
rules and rates.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to a subadvisory agreement
------------------------------------------------------------
--------------------
                                       8

                                          PRUDENTIAL
JENNISON SERIES FUND, INC.
Notes to Financial Statements             PRUDENTIAL
JENNISON GROWTH &
(Unaudited)                               INCOME FUND
------------------------------------------------------------
-------------------
between PIFM and Jennison Associates Capital Corp.
('Jennison'), Jennison
furnishes investment advisory services in connection with
the management of the
Fund. Under the subadvisory agreement, Jennison, subject to
the supervision of
PIFM, is responsible for managing the assets of the Series
in accordance with
its investment objectives, and policies.
The management fee paid PIFM is computed daily and payable
monthly, at an annual
rate of .60 of 1% of the average daily net assets of the
Series. PIFM pays
Jennison a subadvisory fee at an annual rate of .30 of 1% of the average daily
net assets of the Series up to and including $300 million
and .25 of 1% of such
assets in excess of $300 million. PIFM also pays the cost of compensation of
officers and employees of the Fund, occupancy and certain
clerical and
bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The Fund has a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acts as the distributor of the Class A, Class
B, Class C and
Class Z shares of the Fund. The Fund compensates PSI for
distributing and
servicing the Fund's Class A, Class B and Class C shares,
pursuant to plans of
distribution, (the 'Class A, B and C Plans') regardless of
expenses actually
incurred by them. The distribution fees are accrued daily
and payable monthly.
No distribution or service fees are paid to PSI as
distributor of the Class Z
shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund compensates
PSI for
distribution-related activities at an annual rate of up to
 .30 of 1%, 1% and 1%
of the average daily net assets of the Class A, B and C
shares, respectively.
With respect to the Class A Plan, PSI has agreed to limit
its
distribution-related costs to .25 of 1% of average daily net assets for the
period ended March 31, 1997. With respect to the Class B and
Class C Plans, the
Fund compensates PSI for its distribution-related costs at
an annual rate of 1%
of the average daily net assets.
PSI has advised the Series that it has received
approximately $71,000 in
front-end sales charges resulting from sales of Class A
shares during the period
ended March 31, 1997. From these fees, PSI paid such sales
charges to affiliated
broker-dealers, which in turn paid commissions to
salespersons and incurred
other distribution costs.
PSI has advised the Series that for the period ended March
31, 1997, it received
approximately $35,000 and $600 in contingent deferred sales
charges imposed upon
certain redemptions by Class B and C shareholders,
respectively.
PIFM, Jennison and PSI are wholly-owned subsidiaries of The
Prudential Insurance
Company of America.
The Fund, along with other affiliated registered investment
companies (the
'Funds'), entered into a credit agreement (the 'Agreement')
on December 31, 1996
with an unaffiliated lender. The maximum commitment under
the Agreement is
$200,000,000. The Agreement expires on December 30, 1997.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Fund has not borrowed any amounts pursuant to the Agreement
as of March 31,
1997. The Funds pay a commitment fee at an annual rate of
 .055 of 1% on the
unused portion of the credit facility. The commitment fee is accrued and paid
quarterly on a pro-rata basis by the Funds.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly-owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the period ended
March 31, 1997, the
Fund incurred fees of approximately $25,000 for the services of PMFS. As of
March 31, 1997, approximately $8,000 of such fees were due
to PMFS. Transfer
agent fees and expenses in the Statement of Operations
include certain
out-of-pocket expenses paid to non-affiliates. For the
period ended March 31,
1997, PSI earned approximately $139,200 in brokerage
commissions from portfolio
transactions executed on behalf of the Fund.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than
short-term investments,
for the period ended March 31, 1997 were $83,126,562 and
$13,825,267,
respectively.
The cost basis of the investments for federal income tax
purposes at March 31
1997, was $87,381,146 and, accordingly, net unrealized
appreciation of
investments for federal income tax purposes was $862,995
(gross unrealized
appreciation-$3,448,098; gross unrealized depreciation--
$2,585,103).
------------------------------------------------------------
Note 5. Capital
The Fund offers Class A, Class B, Class C and Class Z
shares. Class A shares are
sold with a front-end sales charge of up to 5%. Class B
shares are sold with a
contingent deferred sales charge which declines from 5%
------------------------------------------------------------
--------------------
                                       9

                                          PRUDENTIAL
JENNISON SERIES FUND, INC.
Notes to Financial Statements             PRUDENTIAL
JENNISON GROWTH &
(Unaudited)                               INCOME FUND
------------------------------------------------------------
-------------------
to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class
C shares are sold with a contingent deferred sales charge of 1% during the first year. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
There are 1.25 billion shares of $.001 par value common stock authorized which are divided into four classes, designated Class A, Class B, Class C and Class Z, each of which consists of 500 million, 250 million, 250 million and 250 million authorized shares, respectively.
Transactions in shares of common stock for the period
November 7, 1996
(commencement of investment operations) through March 31, 1997 were as follows:

Class A                                   Shares
Amount
--------------------------------------  ----------   -------
----
Shares sold...........................   2,706,866
$27,486,098
Shares issued in reinvestment of
  dividends...........................       5,230
54,030
Shares reacquired.....................    (431,435)
(4,592,257)
                                        ----------   -------
----
Net increase in shares outstanding
  before conversion...................   2,280,661
22,947,871
Shares issued upon conversion from
  Class B.............................         125
1,354
                                        ----------   -------
----
Net increase in shares outstanding....   2,280,786
$22,949,225
                                        ----------   -------
----
                                        ----------   -------
----
Class B                                   Shares
Amount
--------------------------------------  ----------   -------
----
Shares sold...........................   5,918,529
$60,487,397
Shares issued in reinvestment of
  dividends...........................       6,162
63,653
Shares reacquired.....................    (292,006)
(3,084,972)
                                        ----------   -------
----
Net increase in shares outstanding
  before conversion...................   5,632,685
57,466,078
Shares reacquired upon conversion into
  Class A.............................        (125)
(1,354)
                                        ----------   -------
----
Net increase in shares outstanding....   5,632,560
$57,464,724
                                        ----------   -------
----
                                        ----------   -------
----
Class C
--------------------------------------
Shares sold...........................     527,092   $
5,317,946
Shares issued in reinvestment of
  dividends...........................         699
7,224
Shares reacquired.....................      (5,485)
(56,689)
                                        ----------   -------
----
Net increase in shares outstanding....     522,306   $
5,268,481
                                        ----------   -------
----
                                        ----------   -------
----
Class Z
--------------------------------------
Shares sold...........................      25,959   $
280,703
Shares reacquired.....................     (10,386)
(108,645)
                                        ----------   -------
----
Net increase in shares outstanding....      15,573   $
172,058
                                        ----------   -------
----
                                        ----------   -------
----

------------------------------------------------------------
--------------------
                                       10

                                          PRUDENTIAL
JENNISON SERIES FUND, INC.
                                          PRUDENTIAL
JENNISON GROWTH &
Financial Highlights (Unaudited)          INCOME FUND
------------------------------------------------------------
-------------------

Class A          Class B          Class C          Class Z
                                                        ----
--------     ------------     ------------     ------------

November 7,      November 7,      November 7,      November
7,

1996(a)          1996(a)          1996(a)          1996(a)

Through          Through          Through          Through

March 31,        March 31,        March 31,        March 31,

1997             1997             1997             1997
                                                        ----
--------     ------------     ------------     ------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period................      $
10.00         $  10.00         $  10.00         $  10.00

------       ------------         ------       ------------
Income from investment operations
Net investment income...............................
 .04              .01              .01              .05
Net realized and unrealized gain on investment
   transactions.....................................
 .43              .44              .44              .46

------       ------------         ------       ------------
   Total from investment operations.................
 .47              .45              .45              .51

------       ------------         ------       ------------
Less distributions
Dividends from net investment income................
(.03)            (.02)            (.02)            (.03)

------       ------------         ------       ------------
Net asset value, end of period......................      $
10.44         $  10.43         $  10.43         $  10.48

------       ------------         ------       ------------

------       ------------         ------       ------------
TOTAL RETURN(c).....................................
4.47%            4.16%            4.16%            4.81%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000).....................      $
23,820         $ 58,722         $  5,445         $    163
Average net assets (000)............................      $
23,085         $ 48,739         $  5,060         $     51
Ratios to average net assets(b):
   Expenses, including distribution fees............
1.70%            2.45%            2.45%            1.45%
   Expenses, excluding distribution fees............
1.45%            1.45%            1.45%            1.45%
   Net investment income............................
 .99%             .24%             .24%            1.24%
Portfolio turnover rate.............................
23%              23%              23%              23%
Average commission rate paid per share..............      $
 .0553         $  .0553         $  .0553         $  .0553

---------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     11

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Donald D. Lennox
Douglas H. McCorkindale
Mendel A. Melzer
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
Susan C. Cote, Vice President
Thomas A. Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Marguerite E.H. Morrison, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Jennison Associates Capital Corporation
466 Lexington Avenue
New York, NY 10017

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 1997 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

  BULK RATE
U.S. POSTAGE
    PAID
 Permit 6807
 New York, NY

74437E503
74437E602   MF172E2
74437E701   Cat#42M248I
74437E800
(ICON)

Prudential
Jennison
Growth
Fund

SEMI
ANNUAL
REPORT

March 31, 1997
(LOGO)

Prudential Jennison Growth Fund
A Series of the Prudential Jennison Series Fund, Inc.

Performance At A Glance.
Stocks, led by the largest companies, surged to record highs over the six months ending in March. The stock market then began to slump as the prospect of rising interest rates and slowing corporate earnings made many investors edgy. The Prudential Jennison Growth Fund posted a small gain during the period, but did not perform as well as the average growth fund, as measured by
Lipper Analytical Services. Our significant holdings in midsized company stocks hurt performance. However, we believe these stocks will be very attractive over the intermediate term.

Cumulative
Total
Returns1
As of 3/31/97
                                Six         One
Since
                               Months       Year
Inception2
           Class A               1.7%         7.4%
11.6%
           Class B               1.4          6.6
10.4
           Class C               1.4          6.6
10.4
           Class Z               1.9          8.9
87.1
          Lipper Growth Fds3     4.1         11.8
17.9

Average
Annual Total
Returns1
As of 3/31/97
                                            One
Since
                                            Year
Inception2
           Class A                            2.0%
4.2%
           Class B                            1.6
4.5
           Class C                            5.6
7.3
           Class Z                            8.9
15.3

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund Management and Lipper
Analytical Services.
The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 5% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares will automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class Z shares are not subject to a sales charge or a distribution fee.

2Inception date: 11/2/95 for Class A, Class B and Class C shares. On 9/20/96, the Prudential Institutional Growth Stock Fund ("PIF") merged into the
Prudential Jennison Growth Fund, Class Z shares. Performance prior to 9/20/96 is for the PIF Growth Stock Fund, which had an inception date of 11/5/92. The inception date of the Prudential Jennison Growth Fund Class Z shares was
4/15/96. The total return since inception (4/15/96) is 8.4% with calendar year-to-date total return through 3/31/97 of -2.1%.

3Lipper average returns are for 803 funds for six months, 738 funds for one year, and 671 funds since inception of the Class A, Class B and Class C shares on 11/2/95.

How Investments Compared.
   (As of 3/31/97)
       (GRAPH)

  U.S.     General    General      U.S.
 Growth     Bond     Muni Debt    Taxable
 Funds     Funds       Funds    Money Funds

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide 12-
month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Taxable Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

David Poiesz, Fund Manager
Peter Reinemann, Associate Fund Manager
(PHOTOS)

Portfolio
Managers'
Report

The Prudential Jennison Growth Fund invests primarily in stocks of medium and large companies (generally those with a total market value of at least $1 billion) with above-average growth prospects. The Fund may also invest in stocks of foreign companies, investment grade bonds, and securities issued or backed by the U.S. government and its agencies, such as mortgage backed securities. There can be no assurance that the Fund will reach its investment objective.

Growth vs. Value.
There are two major schools of investing: growth and value. Value investors hunt for bargains -- companies that are fundamentally sound, but whose stock prices have declined due to a business problem or market condition the investor believes to be temporary. Growth investors, like us, buy stocks of companies that they believe have sales and earnings growing at a rate higher than the overall market.

Strategy Session.
Our strategy is to look for companies with above average returns on equity and assets, growth in sales and/or earnings or other fundamental strengths. We consider many factors, including the quality of management and new products, and whether a company's products or services fill a unique need. We continue to own stocks that we believe are cheap -- those selling at low prices in comparison with their expected earnings.

We continue to like medium- to large-company stocks with solid earnings growth potential over the next 12 to 18 months. This has led us to increase holdings in health care (particularly pharmaceuticals), financial services, business services (such as First Data and Reuters) and outsourcing, among others.

In the consumer nondurables sector, we believe some stocks have gotten ahead of themselves in valuation, while others remain attractive on improved financials, such as Gillette and Disney. Consequently, we have reduced our exposure to this area.

We also slightly increased our technology holdings, maintaining a larger position in this sector than the broader market. We believe the price declines in this area were overdone earlier this year. Although disappointing news for some companies contributed to the decline of technology stock prices in general, we remain committed to these stocks.

Technology is the sector with the fastest earnings growth to date in 1997, and we expect a vigorous recovery. In fact, earnings performance has come in better than expected among our holdings.

   Portfolio Breakdown.
 Expressed as a percentage of
total investments as of 3/31/97.
           (PIE CHART)

What Went Well.

Technology Giveth ...
How volatile was technology? During the past six months, seven of the portfolio's top-performing stocks were in this sector. These included a number of top-performing companies with strong and improving businesses, such as semiconductor giant Intel, computer maker Dell, software staple Microsoft, magnetic disk drive maker Seagate Technology, and two leaders in wireless communication, Nokia and Ericsson.

We also saw some success in the drug industry. Strong product pipelines and improving profitability in pharmaceutical companies Eli
Lilly, Bristol Meyers
Squibb, Johnson & Johnson and Pfizer all helped the portfolio during the period. We did, however, eliminate our position in Johnson &
Johnson during
the period due to anticipation of slowing U.S. profit growth next year.

Five Largest
Holdings.
3.2%         Intel
             Electronic Components
2.7%         Boeing
             Aerospace/Defense
2.6%         Disney
             Media
2.5%         Hewlett Packard
             Computer Systems
2.4%         Merck & Co.
             Pharmaceuticals

Expressed as a percentage of total investments as of 3/31/97.

And Not So Well.

 ... And Technology Taketh Away.
Conversely, five of the ten worst-performing stocks in the portfolio were also in technology. Notable poor performers included computer communications firm
3Com, which is taking time to work through its recent acquisition of US
Robotics. However, we believe in the long term this will prove to be a valuable deal for 3Com. Communications networking companies
Ascend
Communications and Cisco Systems also suffered during the period, though we continue to think each is well positioned.

Despite these setbacks in technology, we remain committed to this volatile sector, where we believe there is superior long-term growth potential. A stock's price performance is often based on short-term, quarter-to-quarter corporate profit expectations, a view so narrow that we cannot allow it to affect our longer term perspective in the Fund.

Looking Ahead.
We are cautious about the stock market's short-term prospects. After seeing nearly six years of consistently rising market levels, investors may become increasingly concerned about slower corporate earnings growth and the Federal
Reserve Board's decision to increase short-term interest rates.

In light of these situations, we believe the Fund is
positioned well. Our
portfolio is composed of the stocks of companies whose
earnings we expect to
grow on average more than 20% annually over the next year or
so. At the same
time, the portfolio is selling at an unusually low valuation versus the
average of the market as a whole. Going forward, we believe
investors in
attractively valued companies, which deliver earnings
growth, will be rewarded
by the market. The Fund is positioned well to take advantage of this potential
------------------------------------------------------------
-------------------
                                 1

President's Letter
May 14, 1997
(PHOTO)
                          We're On Your Side
Dear Shareholder:
The past few months were mixed for most U.S. stock and bond investors. The recent news was good: The Dow Jones Industrial Average set several record highs in May and long-term interest rates were easing. The average stock and bond mutual fund finished the four-month period ending in April in positive territory. It was a different story only a few weeks earlier when the Dow declined significantly from another record high set in mid-March, and long-term interest rates were at the highest levels in six months.

The reasons behind these recent market swings have been widely publicized -- higher interest rates and inflationary pressures. And while we are watching market developments closely, we are also very concerned about you and how you're dealing with events. We realize that staying the course during times of market uncertainty isn't easy. Here are some thoughts that may help:

- Keep Your Expectations Realistic. The best investors know that financial markets rise and fall -- and so too, will the value of their investments.
   Over time, however, stocks have been shown to produce very attractive returns that were well ahead of inflation.

- Remember Your Time Horizon. If your investment goals are long term (several years or more), your time horizon should also be long term. During this period, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

-  We're On Your Side. Your Prudential Securities Financial
Advisor or
   Prudential Registered Representative can help you understand what's happening in the financial markets. They can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-
   term goals. Call him or her today.

Thank you for your continued confidence in Prudential mutual funds. We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities
------------------------------------------------------------
-------------------
                                  2

Portfolio of Investments
as of March 31, 1997           PRUDENTIAL JENNISON SERIES
FUND, INC.
(Unaudited)                    PRUDENTIAL JENNISON GROWTH
FUND
------------------------------------------------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--96.2%
COMMON STOCKS--96.2%
------------------------------------------------------------
Aerospace/Defense--2.7%
 213,800     Boeing Co.                            $
21,086,025
------------------------------------------------------------
Apparel--0.9%
 116,100     NIKE, Inc., Class B
7,198,200
------------------------------------------------------------
Banks--2.2%
 180,800     Chase Manhattan Corp.
16,927,400
------------------------------------------------------------
Beverages--1.6%
 375,200     PepsiCo, Inc.
12,240,900
------------------------------------------------------------
Brokerage Services--1.4%
 192,600     Morgan Stanley Group, Inc.
11,315,250
------------------------------------------------------------
Business Services--9.1%
 602,425     CUC International, Inc. (a)
13,554,562
 377,600     Eagle River Interactive, Inc. (a)
4,059,200
 122,100     Federal Express Corp., Class A (a)
6,364,463
 363,166     First Data Corp.
12,302,248
 161,000     Manpower, Inc.
5,796,000
 262,100     Omnicom Group, Inc.
13,072,237
 264,500     Reuters Holdings PLC (ADR)
                (United Kingdom)
15,390,594
                                                   ---------
---

70,539,304
------------------------------------------------------------
Cellular Communications--1.2%
 208,900     Vodafone Group PLC (ADR) (United
                Kingdom)
9,217,713
------------------------------------------------------------
Computer Systems/Peripherals--9.5%
 187,800     Compaq Computer Corp. (a)
14,390,175
 196,100     Dell Computer Corp. (a)
13,261,263
 362,300     Hewlett-Packard Co.
19,292,475
  81,800     International Business Machines
                Corp.                              $
11,237,275
 336,900     Seagate Technology, Inc. (a)
15,118,387
                                                   ---------
---

73,299,575
------------------------------------------------------------
EDP Software & Services--6.1%
  27,725     Computer Associates International,
                Inc.
1,077,809
 287,500     Electronic Data Systems Corp.
11,607,813
 339,400     Intuit, Inc. (a)
7,891,050
 174,700     Microsoft Corp. (a)
16,017,806
 181,800     SAP AG (ADR)(Germany)
10,377,817
                                                   ---------
---

46,972,295
------------------------------------------------------------
Electronic Components--7.3%
 177,500     Intel Corp.
24,694,687
 610,400     International Rectifier Corp. (a)
7,248,500
 412,500     LSI Logic Corp. (a)
14,334,375
 139,900     Texas Instruments, Inc.
10,475,013
                                                   ---------
---

56,752,575
------------------------------------------------------------
Financial Companies--1.7%
 193,400     MBNA Corp.
5,391,025
 240,300     Schwab (Charles) Corp.
7,659,562
                                                   ---------
---

13,050,587
------------------------------------------------------------
Health Care Services--2.9%
 595,400     Healthsouth Corp. (a)
11,387,025
 403,500     PhyCor, Inc. (a)
10,995,375
                                                   ---------
---

22,382,400
------------------------------------------------------------
Hotels--1.5%
 490,600     Hilton Hotels Corp.
11,897,050
------------------------------------------------------------
Household & Personal Care Products--4.2%
 257,000     Gillette Co.
18,664,625
 143,000     Kimberly-Clark Corp.
14,210,625
                                                   ---------
---

32,875,250

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     3

Portfolio of Investments
as of March 31, 1997           PRUDENTIAL JENNISON SERIES
FUND, INC.
(Unaudited)                    PRUDENTIAL JENNISON GROWTH
FUND
------------------------------------------------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
Industrial Technology/Instruments--4.0%
 175,600     Applied Materials, Inc. (a)           $
8,143,450
 302,300     KLA Instruments Corp. (a)
11,033,950
 246,600     Symbol Technologies, Inc. (a)
11,898,450
                                                   ---------
---

31,075,850
------------------------------------------------------------
Insurance--6.7%
  88,100     CIGNA Corp.
12,873,613
 217,700     MGIC Investment Corp.
15,402,275
 274,433     Mutual Risk Management, Ltd.
9,948,196
 183,200     UNUM Corp.
13,373,600
                                                   ---------
---

51,597,684
------------------------------------------------------------
Machinery--1.3%
 197,100     Case Corp.
10,002,825
------------------------------------------------------------
Media--4.1%
 269,700     Clear Channel Communications, Inc.
                (a)
11,563,387
 275,300     The Walt Disney Co.
20,096,900
                                                   ---------
---

31,660,287
------------------------------------------------------------
Networking--3.6%
 180,900     Ascend Communications, Inc. (a)
7,371,675
 297,500     Cisco Systems, Inc. (a)
14,317,188
 187,500     3Com Corp. (a)
6,140,625
                                                   ---------
---

27,829,488
------------------------------------------------------------
Oil/Petroleum Services--4.2%
 161,900     Schlumberger, Ltd.
17,363,775
 574,100     Union Pacific Resources Group, Inc.
15,357,175
                                                   ---------
---

32,720,950
------------------------------------------------------------
Pharmaceuticals--11.6%
 186,200     Astra AB Class A (ADR)(Sweden)
8,658,300
 236,400     Bristol-Myers Squibb Co.
13,947,600
 183,100     Eli Lilly & Co.
15,059,975
 224,100     Merck & Co., Inc.
18,880,425
 201,600     Pfizer, Inc.                          $
16,959,600
 236,300     SmithKline Beecham PLC (ADR)
                (United Kingdom)
16,541,000
                                                   ---------
---

90,046,900
------------------------------------------------------------
Retail--3.4%
 334,100     Corporate Express, Inc. (a)
3,424,525
 356,700     Gap, Inc.
11,949,450
 263,000     Kohl's Corp. (a)
11,144,625
                                                   ---------
---

26,518,600
------------------------------------------------------------
Telecommunications Equipment--5.0%
 383,800     Ericsson (L.M.) Telephone Co.,
                Inc., Class B (ADR)(Sweden)
12,977,237
 258,200     Nokia Corp. (ADR)(Finland)
15,040,150
 297,300     Tellabs, Inc. (a)
10,739,963
                                                   ---------
---

38,757,350
                                                   ---------
---
             Total long-term investments
                (cost $652,324,301)
745,964,458
                                                   ---------
---

             Principal
Moody's      Amount
Rating       (000)
------------------------------------------------------------
SHORT-TERM INVESTMENT--3.0%
Commercial Paper--3.0%
P1           $  23,102    Chevron Oil Finance Co.,
                           6.00%, 4/1/97
                           (cost $23,102,000)
23,102,000
------------------------------------------------------------
Total Investments--99.2%
                          (cost $675,426,301; Note 4)
769,066,458
                          Other assets in excess of
                           liabilities--0.8%
6,022,219
                                                       -----
-------
                          Net Assets--100%
$775,088,677
                                                       -----
-------
                                                       -----
-------

---------------
(a) Non-income producing security.
ADR--American Depository Receipt.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     4

Statement of Assets and Liabilities      PRUDENTIAL JENNISON
SERIES FUND, INC.
(Unaudited)                              PRUDENTIAL JENNISON
GROWTH FUND
------------------------------------------------------------
--------------------

Assets
March 31, 1997
Investments, at value (cost
$675,426,301)...............................................
 ...................       $769,066,458
Cash........................................................
 ...............................................
534,960
Receivable for investments
sold........................................................
 ....................          8,950,514
Receivable for Fund shares
sold........................................................
 ....................          5,051,093
Dividends and interest
receivable..................................................
 ........................          1,039,458
Deferred expenses and other
assets......................................................
 ...................            148,765

--------------
   Total
assets......................................................
 ......................................        784,791,248

--------------
Liabilities
Payable for Fund shares
reacquired..................................................
 .......................          5,213,573
Payable for investments
purchased...................................................
 .......................          3,555,554
Management fee
payable.....................................................
 ................................            416,198
Distribution fees
payable.....................................................
 .............................            268,678
Accrued expenses and other
liabilities.................................................
 ....................            248,568

--------------
   Total
liabilities.................................................
 ......................................          9,702,571

--------------
Net
Assets......................................................
 ...........................................
$775,088,677

--------------

--------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ...........................       $     69,630
   Paid-in capital in excess of
par.........................................................
 ...............        666,189,317

--------------

666,258,947
   Accumulated net investment
loss........................................................
 .................         (1,465,766)
   Accumulated net realized gain on
investments.................................................
 ...........         16,656,828
   Net unrealized appreciation on
investments.................................................
 .............         93,638,668

--------------
Net assets, March 31,
1997........................................................
 .........................       $775,088,677

--------------

--------------
Class A:
   Net asset value and redemption price per share
      ($90,708,484 / 8,126,760 shares of common stock issued
and outstanding)..............................
$11.16
   Maximum sales charge (5% of offering
price)......................................................
 .......                .59

--------------
   Maximum offering price to
public......................................................
 ..................             $11.75

--------------

--------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($261,734,453 / 23,698,391 shares of common stock
issued and outstanding)............................
$11.04

--------------

--------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($15,875,241 / 1,437,412 shares of common stock issued
and outstanding)..............................
$11.04

--------------

--------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($406,770,499 / 36,367,014 shares of common stock
issued and outstanding)............................
$11.19

--------------

--------------

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     5

PRUDENTIAL JENNISON SERIES FUND, INC.
JENNISON SERIES FUND, INC.
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                   Ended
Net Investment Income                          March 31,
1997
Income
   Dividends (net of foreign withholding
      taxes of $91,824).....................    $  2,882,371
   Interest.................................         391,840
                                               -------------
-
      Total income..........................       3,274,211
                                               -------------
-
Expenses
   Distribution fee--Class A................         116,749
   Distribution fee--Class B................       1,297,945
   Distribution fee--Class C................          81,275
   Management fee...........................       2,311,209
   Transfer agent's fees and expenses.......         612,000
   Custodian's fees and expenses............          74,000
   Reports to shareholders..................          73,000
   Legal fees and expenses..................          65,000
   Registration fees........................          54,000
   Amortization of deferred organization
      expense...............................          18,932
   Audit fees and expenses..................          17,500
   Directors' fees..........................           5,600
   Miscellaneous............................          12,767
                                               -------------
-
      Total expenses........................       4,739,977
                                               -------------
-
Net investment loss.........................
(1,465,766)
                                               -------------
-
Realized and Unrealized Gain (Loss)
on Investments
Net realized gain on investment
   transactions.............................      25,833,320
Net change in unrealized appreciation on
   investments..............................
(15,405,203)
                                               -------------
-
Net gain on investments.....................      10,428,117
                                               -------------
-
Net Increase in Net Assets
Resulting from Operations...................    $  8,962,351
                                               -------------
-
                                               -------------
-

PRUDENTIAL JENNISON SERIES FUND, INC.
JENNISON SERIES FUND, INC.
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                Six Months     November 2,
1995(a)
                                  Ended              Through
Increase (Decrease)             March 31,         September
30,
in Net Assets                      1997                1996
Operations
   Net investment loss......   $ (1,465,766)       $
(2,046,837)
   Net realized gain (loss)
      on investments........     25,833,320
(9,176,492)
   Net change in unrealized
      appreciation on
      investments...........    (15,405,203)
36,196,257
                               ------------    -------------
-------
   Net increase in net
      assets resulting from
      operations............      8,962,351
24,972,928
                               ------------    -------------
-------
Fund share transactions (net
   of share conversion)
   (Note 5)
   Net proceeds from shares
      sold..................    377,247,065
819,026,956
   Cost of shares
      reacquired............   (305,798,095)
(149,422,528)
                               ------------    -------------
-------
   Net increase in net
      assets from Fund share
      transactions..........     71,448,970
669,604,428
                               ------------    -------------
-------
Total increase..............     80,411,321
694,577,356
Net Assets
Beginning of period.........    694,677,356
100,000
                               ------------    -------------
-------
End of period...............   $775,088,677
$694,677,356
                               ------------    -------------
-------
                               ------------    -------------
-------
---------------
(a) Commencement of investment operations.

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     6

Notes to Financial Statements            PRUDENTIAL JENNISON
SERIES FUND, INC.
(Unaudited)                              PRUDENTIAL JENNISON
GROWTH FUND
------------------------------------------------------------
--------------------
Prudential Jennison Growth Fund (the 'Series') is a separately managed series of
Prudential Jennison Series Fund, Inc., formerly Prudential
Jennison Fund, Inc.
(the 'Fund'). The Fund was incorporated in Maryland on August 10, 1995 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Series had no significant operations other than the issuance of 3,334 shares of Class A and 3,333 shares of each Class B and Class C common stock for $100,000 on September 13, 1995 to Prudential
Investments Fund Management LLC ('PIFM'). Investment operations commenced on
November 2, 1995.

The Series' investment objective is to achieve long-term
growth of capital by
investing primarily in equity securities (common stock,
preferred stock and
securities convertible into common stock) of established
companies with
above-average growth prospects.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Series in the preparation of its financial statements.

Security Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sales price on the day of valuation, or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such day as provided by a pricing service. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued by an independent pricing service. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the average of the most recently quoted bid and asked prices provided by a principle market maker or dealer. Options on securities and indices traded on an exchange are valued at the average of the most recently quoted bid and asked prices provided by the respective exchange.
Futures contracts and options thereon are valued at the last sales price as of the close of business of the exchange. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

All securities are valued as of 4:15 p.m., New York time.

Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (loss), other than distribution fees, and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income, if any, semi-annually and to make distributions of any net capital gains at least annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Taxes: It is the Series' policy to meet the requirements of the Internal Revenue
Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates.

Deferred Organization Expenses: Approximately $200,000 of
expenses were incurred
in connection with the organization of the Fund. These costs have been deferred
and are being amortized ratably over a period of sixty
months from the date the
Series commenced investment operations.
------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to a subadvisory agreement between PIFM and Jennison
Associates Capital Corp. ('Jennison'), Jennison furnishes investment advisory services in connection with the management of the Fund.
Under the subadvisory
agreement, Jennison, subject to the supervision of PIFM, is responsible for managing the assets of the Series in accordance with its investment objectives and policies.

The management fee paid PIFM will be computed daily and
payable monthly, at an
annual rate of .60 of 1% of the average daily net assets of
the Series. PIFM
pays Jennison a subadvisory fee at an annual rate of .30
------------------------------------------------------------
--------------------
                                     -----
                                       7

Notes to Financial Statements            PRUDENTIAL JENNISON
SERIES FUND, INC.
(Unaudited)                              PRUDENTIAL JENNISON
GROWTH FUND
------------------------------------------------------------
--------------------
of 1% of the average daily net assets of the Series up to and including $300 million and .25 of 1% of such assets in excess of $300 million. PIFM also pays the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The Fund has a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acts as the distributor of the Class A, Class
B, Class C and
Class Z shares. The Fund compensates PSI for distributing and servicing the
Fund's Class A, Class B and Class C shares, pursuant to plans of distribution,
(the 'Class A, B and C Plans'), regardless of expenses actually incurred by PSI.
The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PSI as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PSI for distribution-related activities at an annual rate of up to
 .30 of 1%, 1% and 1%
of the average daily net assets of the Class A, B and C shares, respectively.
With respect to the Class A Plan, PSI has agreed to limit its distribution-related costs to .25 of 1% of average daily net assets for the six months ended March 31, 1997. With respect to the Class B and Class C Plans, the
Fund compensates PSI for its distribution-related costs at an annual rate of 1% of the average daily net assets.

PSI has advised the Series that it has received approximately $222,000 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 1997. From these fees, PSI paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PSI has advised the Series that for the six months ended
March 31, 1997, it
received approximately $349,200 and $3,700 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

PIFM, Jennison and PSI are indirect, wholly-owned subsidiaries of The Prudential
Insurance Company of America.

The Fund, along with other affiliated registered investment
companies (the
'Funds'), entered into a credit agreement (the 'Agreement')
on December 31, 1996
with an unaffiliated lender. The maximum commitment under
the Agreement is
$220,000,000. The Agreement expires on December 30, 1997.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Fund has not borrowed any amounts pursuant to the Agreement
as of March 31,
1997. The Funds pay a commitment fee at an annual rate of
 .055 of 1% on the
unused portion of the credit facility. The commitment fee is accrued and paid
quarterly on a pro-rata basis by the Funds.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly-owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the six months
ended March 31, 1997,
the Fund incurred fees of approximately $561,000 for the
services of PMFS. As of
March 31, 1997, approximately $102,000 of such fees were due to PMFS. Transfer
agent fees and expenses in the Statement of Operations
include certain
out-of-pocket expenses paid to non-affiliates. For the six
months ended March
31, 1997, PSI earned approximately $13,700 in brokerage
commissions from
portfolio transactions executed on behalf of the Fund.
------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 1997 were $299,397,926 and $252,265,431, respectively.

The cost of investments for federal income tax purposes at March 31, 1997, was
$676,579,610 and, accordingly, net unrealized appreciation of investments for federal income tax purposes was $92,486,848 (gross unrealized appreciation--$120,278,587; gross unrealized depreciation--
$27,791,739).

The Fund will elect to treat net capital losses of
approximately $6,706,000
incurred in the eleven month period ended September 30, 1996 as having been
incurred in the current year.
------------------------------------------------------------
Note 5. Capital

The Fund offers Class A, Class B, Class C and Class Z
shares. Class A shares are
sold with a front-end sales charge of up to 5%. Class B
shares are sold with a
contingent deferred sales charge which declines from 5% to
zero depending on the
period of time the shares are held. Class B shares
automatically convert to
Class A shares on a quarterly basis approximately seven
years after purchase. A
special exchange privilege is also available for
shareholders who qualified to
purchase Class A shares at net asset value. Class C shares
are sold with a
contingent deferred sales charge of 1% during the first
year. Class Z shares are
not subject to any sales or redemption charge and are
offered for sale to
specific categories of investors.
------------------------------------------------------------
--------------------
                                     -----
                                       8

Notes to Financial Statements            PRUDENTIAL JENNISON
SERIES FUND, INC.
(Unaudited)                              PRUDENTIAL JENNISON
GROWTH FUND
------------------------------------------------------------
--------------------
There are 2.5 billion shares of $.001 par value common stock authorized which are divided into four classes, designated Class A, Class B, Class C and Class Z, each of which consists of 1 billion, 500 million, 500 million and 500 million authorized shares, respectively. Of the shares outstanding at March 31, 1997,
PIFM and affiliates owned 5,673,139 shares of the Fund.

Transactions in shares of common stock were as follows:

Class A                                Shares         Amount
-----------------------------------  -----------   ---------
----
Six months ended March 31, 1997
Shares sold........................   11,073,129   $
128,555,705
Shares reacquired..................  (10,883,765)
(125,746,338)
                                     -----------   ---------
----
Net increase in shares outstanding
  before conversion................      189,364
2,809,367
Shares issued upon conversion from
  Class B..........................      147,211
1,709,025
                                     -----------   ---------
----
Net increase in shares
  outstanding......................      336,575   $
4,518,392
                                     -----------   ---------
----
                                     -----------   ---------
----
November 2, 1995(a) through
  September 30, 1996
Shares sold........................   18,039,463   $
185,913,237
Shares reacquired..................  (10,367,758)
(108,741,785)
                                     -----------   ---------
----
Net increase in shares outstanding
  before conversion................    7,671,705
77,171,452
Shares issued upon conversion from
  Class B..........................      115,146
1,214,220
                                     -----------   ---------
----
Net increase in shares
  outstanding......................    7,786,851   $
78,385,672
                                     -----------   ---------
----
                                     -----------   ---------
----
Class B
-----------------------------------
Six months ended March 31, 1997
Shares sold........................    4,731,001   $
54,455,762
Shares reacquired..................   (2,142,402)
(24,662,538)
                                     -----------   ---------
----
Net increase in shares outstanding
  before conversion................    2,588,599
29,793,224
Shares reacquired upon conversion
  into Class A.....................     (148,631)
(1,709,025)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................    2,439,968   $
28,084,199
                                     -----------   ---------
----
                                     -----------   ---------
----
November 2, 1995(a) through
  September 30, 1996
Shares sold........................   23,516,319   $
240,060,319
Shares reacquired..................   (2,146,698)
(22,165,141)
                                     -----------   ---------
----
Net increase in shares outstanding
  before conversion................   21,369,621
217,895,178
Shares reacquired upon conversion
  into Class A.....................     (114,531)
(1,214,220)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................   21,255,090   $
216,680,958
                                     -----------   ---------
----
                                     -----------   ---------
----
Class C                                Shares         Amount
-----------------------------------  -----------   ---------
----
Six months ended March 31, 1997
Shares sold........................      188,332   $
2,168,599
Shares reacquired..................     (153,864)
(1,764,916)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................       34,468   $
403,683
                                     -----------   ---------
----
                                     -----------   ---------
----
November 2, 1995(a) through
  September 30, 1996
Shares sold........................    1,610,012   $
16,355,793
Shares reacquired..................     (210,401)
(2,163,259)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................    1,399,611   $
14,192,534
                                     -----------   ---------
----
                                     -----------   ---------
----
Class Z
-----------------------------------
Six months ended March 31, 1997
Shares sold........................   16,557,646   $
192,066,999
Shares reacquired..................  (13,208,381)
(153,624,303)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................    3,349,265   $
38,442,696
                                     -----------   ---------
----
                                     -----------   ---------
----
April 15, 1996(a) through
  September 30, 1996
Shares sold........................    2,971,624   $
32,570,435
Shares issued due to acquisition of
  fund.............................   31,510,396
344,127,172
Shares reacquired..................   (1,464,271)
(16,352,343)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................   33,017,749   $
360,345,264
                                     -----------   ---------
----
                                     -----------   ---------
----
(a) Commencement of investment operations.

------------------------------------------------------------
--------------------
                                     -----
                                       9

                                         PRUDENTIAL JENNISON
SERIES FUND, INC.
Financial Highlights (Unaudited)         PRUDENTIAL JENNISON
GROWTH FUND
------------------------------------------------------------
--------------------

                                                  Class A
Class B                         Class C
                                        --------------------
-------     ---------------------------     ----------------
-----------
                                           Six
November 2,         Six         November 2,         Six
November 2,
                                         Months
1995(a)         Months          1995(a)         Months
1995(a)
                                          Ended
Through          Ended          Through          Ended
Through
                                        March 31,
September 30,     March 31,     September 30,     March 31,
September 30,
                                         1997(d)
1996(d)         1997(d)         1996(d)         1997(d)
1996(d)
                                        ---------     ------
-------     ---------     -------------     ---------     --
-----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
   period...........................     $ 10.97         $
10.00        $  10.89        $   10.00        $ 10.89
$ 10.00
                                        ---------         --
----        ---------     -------------     ---------
------
Income from investment operations
Net investment loss.................        (.01)
(.03)           (.06 )           (.10)          (.06)
(.10)
Net realized and unrealized gain on
   investment transactions..........         .20
1.00             .21              .99            .21
 .99
                                        ---------         --
----        ---------     -------------     ---------
------
   Total from investment
      operations....................         .19
 .97             .15              .89            .15
 .89
                                        ---------         --
----        ---------     -------------     ---------
------
Net asset value, end of period......     $ 11.16         $
10.97        $  11.04        $   10.89        $ 11.04
$ 10.89
                                        ---------         --
----        ---------     -------------     ---------
------
                                        ---------         --
----        ---------     -------------     ---------
------
TOTAL RETURN(c).....................        1.73%
9.70%           1.38 %           8.90%          1.38%
8.90%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000).....     $90,708
$85,440        $261,734        $ 231,541        $15,875
$15,281
Average net assets (000)............     $93,656
$70,667        $260,302        $ 162,412        $16,300
$12,550
Ratios to average net assets(b):
   Expenses, including distribution
      fees..........................        1.09%
1.23%           1.84 %           1.98%          1.84%
1.98%
   Expenses, excluding distribution
      fees..........................         .84%
 .98%            .84 %            .98%           .84%
 .98%
   Net investment income (loss).....        (.24)%
(.37)%          (.99 )%         (1.12)%         (.99)%
(1.12)%
Portfolio turnover rate.............          34%
42%             34 %             42%            34%
42%
Average commission rate paid per
   share............................     $ .0598         $
 .0611        $  .0598        $   .0611        $ .0598
$ .0611

                                                Class Z
                                      ----------------------
-----
                                         Six          April
15,
                                       Months
1996(a)
                                        Ended
Through
                                      March 31,
September 30,
                                       1997(d)
1996(d)
                                      ---------     --------
-----
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
   period...........................  $  10.98        $
10.32
                                      ---------     --------
-----
Income from investment operations
Net investment loss.................        --
(.02)
Net realized and unrealized gain on
   investment transactions..........       .21
 .68
                                      ---------     --------
-----
   Total from investment
      operations....................       .21
 .66
                                      ---------     --------
-----
Net asset value, end of period......  $  11.19        $
10.98
                                      ---------     --------
-----
                                      ---------     --------
-----
TOTAL RETURN(c).....................      1.91 %
6.40%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000).....  $406,770        $
362,416
Average net assets (000)............  $402,262        $
26,829
Ratios to average net assets(b):
   Expenses, including distribution
      fees..........................       .84 %
 .98%
   Expenses, excluding distribution
      fees..........................       .84 %
 .98%
   Net investment income (loss).....       .01 %
(.12)%
Portfolio turnover rate.............        34 %
42%
Average commission rate paid per
   share............................  $  .0598        $
 .0611

---------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(d) Calculated based upon weighted average shares
outstanding during the period.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     10

                                          PRUDENTIAL ENNISON
SERIES FUND, INC.
Supplemental Proxy Information            PRUDENTIAL
JENNISON GROWTH FUND
------------------------------------------------------------
--------------------
   The Annual Meeting of Shareholders of the Prudential
Jennison Series Fund,
Inc., Prudential Jennison Growth Fund (the 'Fund') was held on Wednesday,
October 30, 1996 at the offices of Prudential Securities
Incorporated, One
Seaport Plaza, New York, New York. The meeting was held for the following purposes:

(1) To elect Directors as follows: Edward D. Beach, Delayne
Dedrick Gold, Robert
    F. Gunia, Donald D. Lennox, Douglas H. McCorkindale,
Mendel A. Melzer,
    Thomas T. Mooney, Stephen P. Munn, Richard A. Redeker,
Robin B. Smith, Louis
    A. Weil, III and Clay T. Whitehead.

(2) To approve the proposed elimination of the Fund's fundamental investment restriction relating to investment in securities of unseasoned issuers.

(3) To ratify the selection of Deloitte & Touche LLP as independent public accountants for the fiscal year ended September 30, 1997.

The results of the proxy solicitation on the above matters were as follows:

         Director/Matter
Votes for           Votes against          Abstentions
         ---------------
----------          -------------          -----------
(1)  Edward D. Beach
15,079,049                  --               520,213
     Delayne Dedrick Gold
15,078,729                  --               520,533
     Robert F. Gunia
15,106,927                  --               492,335
     Donald D. Lennox
15,082,520                  --               516,742
     Douglas H. McCorkindale
15,096,923                  --               502,339
     Mendel A. Melzer
15,088,878                  --               510,384
     Thomas T. Mooney
15,098,245                  --               501,017
     Stephen P. Munn
15,108,112                  --               491,150
     Richard A. Redeker
15,097,739                  --               501,523
     Robin B. Smith
15,090,594                  --               508,668
     Louis A. Weil, III
15,086,750                  --               512,512
     Clay T. Whitehead
15,095,566                  --               503,696

(2)  Elimination of Investment Restrictions
10,639,763             698,869               698,402

(3)  Deloitte & Touche LLP
14,829,935             204,443               564,884

------------------------------------------------------------
--------------------
                                     -----
                                       11

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Donald D. Lennox
Douglas H. McCorkindale
Mendel A. Melzer
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
Susan C. Cote, Vice President
Thomas A. Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Marguerite E.H. Morrison, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Jennison Associates Capital Corporation
466 Lexington Avenue
New York, NY 10017

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 1997 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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